February 7, 2006

Via EDGAR and Overnight Delivery

Securities and Exchange Commission	Michael A. De Angelis
Division of Corporate Finance	916.558.6164 direct
100 F Street, N.E.	mike.deangelis@weintraub.com
Washington, D.C. 20549
Attention:	Jason Wynn
Mail Stop 7010

Re:	NutraCea
Registration Statement on Form SB-2, File No. 333-129839

Dear Mr. Wynn:

On behalf of NutraCea, a California corporation (“NutraCea”), we are transmitting for filing Pre-Effective Amendment No. 1 to the above-referenced Registration Statement on Form SB-2 (“Amendment No. 1”). We have enclosed with the overnight delivered copy of this letter a conformed, marked courtesy copy of Amendment No. 1. NutraCea desires that the registration statement be made effective at the earliest practicable date.

If you have any comments or questions, please contact Christopher Chediak or the undersigned at (916) 558-6000.

Very truly yours,
weintraub genshlea chediak
LAW CORPORATION

/s/ Michael A. De Angelis

Michael A. De Angelis

MAD/SA

cc:	Mr. Brad Edson (NutraCea)
Mr. Todd C. Crow (NutraCea/The RiceX Company)